PROVISIONS	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
PROVISIONS
22.	PROVISIONS

	December 31, 2023 US$’000	December 31, 2022 US$’000
Product warranty provision	50	50
	50	50

During 2023 and 2022 the Group experienced no significant product warranty claims. However, the Group believes that it is appropriate to retain a product warranty provision to cover any future claims. The provision at December 31, 2023 represents the estimated cost of product warranties, the exact amount which cannot be determined. US$50,000 represents management’s best estimate of these obligations at December 31, 2023.